Related party transactions	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Related party transactions
33    Related party transactions
The Group’s related parties are predominantly subsidiaries, associates and joint ventures, and key management personnel of the Group. Disclosures relating to key management personnel are set out in note 24 ‘Key management personnel’. Transactions between each parent company and its subsidiaries are eliminated on consolidation and are not disclosed in this note.

•	All transactions to/ from related parties are made at arm’s length, i.e. at normal market prices and rates and on normal commercial terms.

•
Outstanding balances at
year-end
are unsecured and settlement occurs in cash. Loan amounts owing from related parties represent secured loans made to associates and joint ventures under co-funding
arrangements. Such loans are made on an arm’s length basis.

•	No guarantees are provided or received for any related party receivables or payables.

•	No provision for expected credit losses has been recognised in relation to any outstanding balances and no expense has been recognised in respect of expected credit losses due from related parties.

•
There were no other related party transactions in the year ended 30 June 2021 (2020: US$ nil), other than those with post-employment benefit plans for the benefit of Group employees. These are shown in note 27 ‘Pension and other post-retirement obligations’.

•	Related party transactions with Samarco are described in note 4 ‘Significant events – Samarco dam failure’.
Further disclosures related to related party transactions are as follows:
Transactions with related parties

	Joint ventures		Associates
	2021	2020	2021	2020
	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–
Purchases of goods/services	–	–	1,564.073	967.276
Interest income	–	–	2.241	2.370
Interest expense	–	–	–	–
Dividends received	–	–	737.250	126.187
Net loans (repayments from)/made to related parties	–	–	(12.108)	12.273
Outstanding balances with related parties

	Joint ventures		Associates
	2021	2020	2021	2020
	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	316.269	69.490
Loan amounts owing to related parties	–	–	17.097	5.097
Trade amounts owing from related parties	–	–	0.004	0.473
Loan amounts owing from related parties	–	–	40.651	40.759